Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Bond Fund
(a series of Six Circles Trust)
Supplement dated September 29, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
At meetings held on August 18, 2021 and September 27, 2021, the Board of Trustees for the Six Circles Tax Aware Bond Fund (the “Fund”) approved a new investment sub-advisory agreement with Allspring Global Investments, LLC (“Allspring”) to take effect upon the close of the transaction involving Wells Capital Management Incorporated (“WellsCap”), as described below (the “Effective Date").

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it entered into a definitive sale agreement whereby Wells Fargo Asset Management (“WFAM”), including WellsCap, will be sold to a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. and will no longer be an entity of Wells Fargo (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to customary closing conditions. Upon the closing of the Transaction, Wells Capital Management Incorporated will be changing its name to Allspring Global Investments, LLC.

The close of the Transaction will result in the termination of the current investment sub-advisory agreement for the Fund between J.P. Morgan Private Investments Inc. (the “Adviser”) and WellsCap. Consequently, as of the Effective Date, the Adviser will engage Allspring, pursuant to a new investment sub-advisory agreement between the Adviser and Allspring. It is anticipated that the WellsCap portfolio managers who are currently responsible for the day-to-day management of WellsCap’s allocated portion of the Fund’s assets will continue to manage the allocated portion of the Fund’s assets after the Effective Date on behalf of Allspring. It is also anticipated that there will be no material changes to the investment approach, strategy or policies with respect to the portion of the Fund currently allocated to WellsCap, and no reduction in the nature or level of services provided to the Fund, as a result of the Transaction.

As a result of the foregoing, on the Effective Date, all references to Wells Capital Management Incorporated and WellsCap are hereby deleted and replaced with references to Allspring Global Investments, LLC and Allspring, respectively.

On the Effective Date, the first paragraph in “The Funds’ Management and Administration — The Portfolio Managers – Sub‑Advisers and Sub‑Sub‑Advisers – Tax Aware Bond Fund — WellsCap” is hereby deleted and replaced with the following:
Allspring

Allspring, located at 525 Market Street, San Francisco, CA 94105, serves as a Sub-Adviser to the Tax Aware Bond Fund under a Sub-Advisory Agreement with the Adviser on behalf of the Fund. Allspring is registered as an investment adviser with the SEC and its predecessor was incorporated in 1981 as First Interstate Investment Services, and was established as Allspring in 2021. As of June 30, 2021, Allspring (which was then known as WellsCap) had assets under management of approximately $504.9 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑13

Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Bond Fund
(a series of Six Circles Trust)
Supplement dated September 29, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
At meetings held on August 18, 2021 and September 27, 2021, the Board of Trustees for the Six Circles Tax Aware Bond Fund (the “Fund”) approved a new investment sub-advisory agreement with Allspring Global Investments, LLC (“Allspring”) to take effect upon the close of the transaction involving Wells Capital Management Incorporated (“WellsCap”), as described below (the “Effective Date").

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it entered into a definitive sale agreement whereby Wells Fargo Asset Management (“WFAM”), including WellsCap, will be sold to a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. and will no longer be an entity of Wells Fargo (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to customary closing conditions. Upon the closing of the Transaction, Wells Capital Management Incorporated will be changing its name to Allspring Global Investments, LLC.

The close of the Transaction will result in the termination of the current investment sub-advisory agreement for the Fund between J.P. Morgan Private Investments Inc. (the “Adviser”) and WellsCap. Consequently, as of the Effective Date, the Adviser will engage Allspring, pursuant to a new investment sub-advisory agreement between the Adviser and Allspring. It is anticipated that the WellsCap portfolio managers who are currently responsible for the day-to-day management of WellsCap’s allocated portion of the Fund’s assets will continue to manage the allocated portion of the Fund’s assets after the Effective Date on behalf of Allspring. It is also anticipated that there will be no material changes to the investment approach, strategy or policies with respect to the portion of the Fund currently allocated to WellsCap, and no reduction in the nature or level of services provided to the Fund, as a result of the Transaction.

As a result of the foregoing, on the Effective Date, all references to Wells Capital Management Incorporated and WellsCap are hereby deleted and replaced with references to Allspring Global Investments, LLC and Allspring, respectively.

On the Effective Date, the first paragraph in “The Funds’ Management and Administration — The Portfolio Managers – Sub‑Advisers and Sub‑Sub‑Advisers – Tax Aware Bond Fund — WellsCap” is hereby deleted and replaced with the following:
Allspring

Allspring, located at 525 Market Street, San Francisco, CA 94105, serves as a Sub-Adviser to the Tax Aware Bond Fund under a Sub-Advisory Agreement with the Adviser on behalf of the Fund. Allspring is registered as an investment adviser with the SEC and its predecessor was incorporated in 1981 as First Interstate Investment Services, and was established as Allspring in 2021. As of June 30, 2021, Allspring (which was then known as WellsCap) had assets under management of approximately $504.9 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑13